WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 108.4%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	56,708,664	$67,526,046	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	5,113,400	6,378,027
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	24,611,200	30,271,459	(a)
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	12,115,366	16,009,454
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	39,988,335	58,206,757	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	5,367,285	8,209,111
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	9,558,864	14,782,890	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	20,536,020	25,686,374
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	25,983,229	36,848,015	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	15,994,590	20,341,217	(a)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	1,303,549	1,554,137
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	19,932,675	20,348,927	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	44,945,696	45,991,683	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	37,106,424	38,305,825	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	14,519,180	15,060,434
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	8,821,895	9,295,580
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	5,110,800	5,475,129
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	22,447,615	24,991,119

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $396,734,546)				445,282,184

CORPORATE BONDS & NOTES - 10.8%
COMMUNICATION SERVICES - 0.0%††
Wireless Telecommunication Services - 0.0%††
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	40,000	45,290	(b)

ENERGY - 5.4%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	13,000	14,273

Oil, Gas & Consumable Fuels - 5.4%
Apache Corp., Senior Notes	2.625%	1/15/23	115,000	112,988
Apache Corp., Senior Notes	5.250%	2/1/42	440,000	432,256
Apache Corp., Senior Notes	4.250%	1/15/44	1,310,000	1,169,175
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	300,000	345,786
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,170,000	1,280,672
EOG Resources Inc., Senior Notes	4.375%	4/15/30	40,000	48,015
EOG Resources Inc., Senior Notes	4.950%	4/15/50	120,000	154,049
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,500,000	4,503,750
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	330,000	371,522

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2020 Quarterly Report	1

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Gazprom OAO Via Gaz Capital SA, Senior Notes	5.150%	2/11/26	1,830,000	$2,061,006	(b)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	2,000,000	2,217,640	(b)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	8,000	8,166	(b)
Noble Energy Inc., Senior Notes	3.900%	11/15/24	200,000	222,156
Noble Energy Inc., Senior Notes	4.950%	8/15/47	1,590,000	2,099,144
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	108,506
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	694,883
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,266,825
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,820,000	2,021,565
Range Resources Corp., Senior Notes	5.000%	3/15/23	900,000	898,295
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,615,835
YPF SA, Senior Notes	8.500%	7/28/25	800,000	647,400	(c)

Total Oil, Gas & Consumable Fuels				22,279,634

TOTAL ENERGY				22,293,907

FINANCIALS - 1.1%
Banks - 0.9%
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	430,000	469,986	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	2,440,000	3,342,421	(d)

Total Banks				3,812,407

Diversified Financial Services - 0.2%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.270%	12/21/65	1,010,000	557,313	(b)(d)

TOTAL FINANCIALS				4,369,720

HEALTH CARE - 1.0%
Pharmaceuticals - 1.0%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,390,000	1,541,232	(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	1,068,372	(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,280,000	1,403,136	(b)

TOTAL HEALTH CARE				4,012,740

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.8%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	12,655
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,560,000	3,352,261

Total Aerospace & Defense				3,364,916

See Notes to Consolidated Schedule of Investments.

2	Western Asset Inflation-Linked Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	3.450%	5/1/27	50,000		$52,874
General Electric Co., Senior Notes	3.625%	5/1/30	110,000		113,600
General Electric Co., Senior Notes	4.250%	5/1/40	110,000		111,259
General Electric Co., Senior Notes	4.350%	5/1/50	130,000		132,187

Total Industrial Conglomerates					409,920

TOTAL INDUSTRIALS					3,774,836

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc., Senior Notes	4.700%	4/15/25	370,000		423,189

MATERIALS - 2.3%
Metals & Mining - 2.3%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	280,000		303,020	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	800,000		882,563	(b)
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	350,000		404,524
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	170,000		233,827
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	530,000		776,558
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	810,000		1,153,265
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	1,170,000		1,372,868	(b)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	370,000		402,779	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000		219,924	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000		875,381	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,670,000		2,139,247
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000		728,942

TOTAL MATERIALS					9,492,898

TOTAL CORPORATE BONDS & NOTES (Cost - $40,009,568)					44,412,580

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 8.2%
Argentina - 0.0%††
Argentina Treasury Bond	1.000%	8/5/21	7,495,963	ARS	58,553

Brazil - 2.2%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	13,375,179	BRL	3,051,576
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	23,529,180	BRL	5,803,201

Total Brazil					8,854,777

Canada - 0.7%
Canada Government Real Return Bond	0.500%	12/1/50	3,071,971	CAD	2,820,721

Italy - 3.7%
Italy Buoni Poliennali Del Tesoro	3.100%	9/15/26	10,955,043	EUR	15,327,021	(c)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2020 Quarterly Report	3

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 0.8%
Mexican Udibonos	2.000%	6/9/22	68,199,804	MXN	$3,168,967

Russia - 0.8%
Russian Federal Inflation Linked Bond - OFZ	2.500%	2/2/28	243,819,488	RUB	3,278,565

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $33,323,030)					33,508,604

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 6.9%
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,429,272		1,039,354
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	0.472%	5/28/36	339,889		339,560	(b)(d)
Bear Stearns ARM Trust, 2004-9 24A1	4.126%	11/25/34	17,839		17,003	(d)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	2.412%	7/15/35	2,520,000		2,224,324	(b)(d)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.062%	2/16/37	660,000		646,140	(b)(d)
Chase Mortgage Finance Trust, 2007-A1 2A3	3.163%	2/25/37	3,687		3,619	(d)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	0.312%	10/27/36	2,395,675		2,052,155	(b)(d)
CSMC Trust, 2019-NQM1 A1	2.656%	10/25/59	1,121,390		1,141,968	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K721 X1, IO	0.436%	8/25/22	145,749,570		817,262	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4057 UI, IO	3.000%	5/15/27	633,122		37,142
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	1,706,522		93,587
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.625%	10/25/29	1,300,000		1,343,562	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.075%	11/25/24	717,704		741,877	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.175%	10/25/29	1,291,006		1,309,682	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	5.025%	10/25/29	1,340,000		1,344,203	(b)(d)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	964,271		916,288
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,491,261		6,362	(d)

See Notes to Consolidated Schedule of Investments.

4	Western Asset Inflation-Linked Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.223%	3/16/49	893,815	$4,702	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.200%	2/16/53	1,529,721	15,899	(d)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.767%	1/16/54	4,059,920	170,747	(d)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.034%	9/16/44	139,942	4,054	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.125%	2/16/48	300,887	4,298	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.694%	9/16/55	1,215,879	53,917	(d)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.769%	10/16/56	11,634,232	441,106	(d)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.618%	3/16/52	9,678,370	255,690	(d)
Government National Mortgage Association (GNMA), 2015-183 IO, IO	0.869%	9/16/57	17,820,562	952,580	(d)
GSR Mortgage Loan Trust, 2004-11 1A1	3.336%	9/25/34	52,425	52,250	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.662%	1/16/37	2,310,000	2,067,940	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.162%	1/16/37	2,310,000	1,949,201	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,270,000	2,025,594	(b)(d)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.675%	2/25/34	5,541	5,522	(d)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	850,000	877,489	(b)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	2.162%	4/18/24	2,050,000	2,016,372	(b)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	603,311	654,515	(b)(d)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	0.312%	10/26/36	2,820,051	2,424,784	(b)(d)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	45,456	30,197
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, 2004-RA1 2A	7.000%	3/25/34	5,676	6,047

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $31,346,380)				28,086,992

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2020 Quarterly Report	5

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 4.4%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,920,000	BRL $	599,968
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	965,000	BRL	206,061

Total Brazil					806,029

Chile - 0.9%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	2,330,000,000	CLP	3,773,600

Indonesia - 1.1%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000		259,210	(b)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		501,504	(b)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	290,000		344,943
Indonesia Treasury Bond	7.000%	5/15/27	49,188,000,000	IDR	3,504,381

Total Indonesia					4,610,038

Mexico - 0.8%
Mexican Bonos, Bonds	8.000%	11/7/47	21,750,000	MXN	1,110,133
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	1,830,000		2,066,756

Total Mexico					3,176,889

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		199,274	(b)

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	1,850,000		2,171,519	(b)

Russia - 0.4%
Russian Federal Bond - OFZ	7.050%	1/19/28	120,000,000	RUB	1,749,159

United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	1,260,000		1,539,853	(b)

TOTAL SOVEREIGN BONDS (Cost - $17,654,910)					18,026,361

ASSET-BACKED SECURITIES - 2.6%
Ameriquest Mortgage Securities Inc., Asset- Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	0.675%	9/25/35	779,764		779,042	(d)

See Notes to Consolidated Schedule of Investments.

6	Western Asset Inflation-Linked Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Ameriquest Mortgage Securities Inc., Asset- Backed Pass-Through Certificates, 2005-R10 M5 (1 mo. USD LIBOR + 0.630%)	0.805%	1/25/36	4,660,000	$4,255,107	(d)
CWHEQ Revolving Home Equity Loan Trust, 2005-C 2A (1 mo. USD LIBOR + 0.180%)	0.342%	7/15/35	417,017	402,789	(d)
CWHEQ Revolving Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.302%	1/15/37	656,821	626,345	(d)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. USD LIBOR + 0.160%)	0.335%	11/25/36	1,078,266	1,047,885	(d)
Legacy Mortgage Asset Trust, 2019-GS1 A1	4.000%	1/25/59	974,607	1,000,345	(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2005-WF4 M8 (1 mo. USD LIBOR + 2.625%)	2.800%	11/25/35	2,600,000	2,627,365	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $9,581,795)				10,738,878

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
U.S. Government Obligations - 0.7%
U.S. Treasury Notes (Cost - $2,936,166)	0.500%	8/31/27	2,940,000	2,944,364

MORTGAGE-BACKED SECURITIES - 0.2%
FNMA - 0.2%
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	300,000	337,925
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	468,757	532,790	(d)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $779,378)				870,715

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $532,365,773)				583,870,678

			SHARES
SHORT-TERM INVESTMENTS - 5.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $20,729,966)	0.038%		20,729,966	20,729,966

TOTAL INVESTMENTS - 147.2% (Cost - $553,095,739)				604,600,644
Liabilities in Excess of Other Assets - (47.2)%				(193,858,817)

TOTAL NET ASSETS - 100.0%				$410,741,827

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2020 Quarterly Report	7

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
EUR	— Euro
GTD	— Guaranteed
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At August 31, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Morgan Stanley & Co. Inc.	0.240%	6/12/2020	12/11/2020	$195,500,000	U.S. Treasury Inflation Protected Securities	$204,214,047

				$195,500,000		$204,214,047

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

See Notes to Consolidated Schedule of Investments.

8	Western Asset Inflation-Linked Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	38	3/21	$9,347,605	$9,481,000	$133,395
Brent Crude	188	10/20	5,953,362	8,584,080	2,630,718
Copper	140	12/20	10,096,100	10,715,250	619,150
Euro	53	9/20	7,506,114	7,909,919	403,805
Gold 100 Ounce	61	10/20	11,977,516	12,020,050	42,534
Japanese Yen	35	9/20	4,069,210	4,133,281	64,071
Mexican Peso	146	9/20	3,304,421	3,330,260	25,839
Silver Future	30	12/20	4,248,888	4,289,100	40,212
U.S. Treasury 5-Year Notes	180	12/20	22,657,474	22,685,625	28,151
U.S. Treasury 10-Year Notes	407	12/20	56,626,006	56,674,750	48,744
WTI Crude	9	11/20	246,195	388,890	142,695

					4,179,314

Contracts to Sell:
British Pound	33	9/20	2,631,152	2,759,419	(128,267)
U.S. Treasury Long-Term Bonds	355	12/20	63,078,791	62,380,156	698,635
U.S. Treasury Ultra Long-Term Bonds	131	12/20	29,343,638	28,938,719	404,919
					975,287

Net unrealized appreciation on open futures contracts					$5,154,601

At August 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,445,510	CAD	3,347,196	BNP Paribas SA	10/16/20	$(120,967)
USD	4,889,909	EUR	4,350,000	BNP Paribas SA	10/16/20	(306,415)
USD	4,909,619	EUR	4,350,000	BNP Paribas SA	10/16/20	(286,705)
USD	4,986,917	EUR	4,430,000	BNP Paribas SA	10/16/20	(304,971)
USD	7,485,410	EUR	6,628,609	BNP Paribas SA	10/16/20	(432,844)
GBP	1,928,058	USD	2,406,392	Citibank N.A.	10/16/20	171,677
USD	935,097	MXN	21,061,278	Citibank N.A.	10/16/20	(21,961)
USD	1,181,397	MXN	26,660,000	Citibank N.A.	10/16/20	(30,076)
USD	4,577,485	MXN	103,322,986	Citibank N.A.	10/16/20	(117,676)
BRL	24,556,828	USD	4,570,158	Goldman Sachs Group Inc.	10/16/20	(94,156)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2020 Quarterly Report	9

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	880,310	USD	8,196	Goldman Sachs Group Inc.	10/16/20	$120
MYR	14,965,762	USD	3,488,523	Goldman Sachs Group Inc.	10/16/20	98,203
RUB	982,834,559	USD	13,571,314	Goldman Sachs Group Inc.	10/16/20	(367,585)
USD	931,543	CLP	733,403,765	Goldman Sachs Group Inc.	10/16/20	(11,878)
USD	2,936,315	CLP	2,287,797,259	Goldman Sachs Group Inc.	10/16/20	(6,615)
IDR	26,052,151,242	USD	1,757,549	JPMorgan Chase & Co.	10/16/20	23,743
INR	311,074,531	USD	4,074,856	JPMorgan Chase & Co.	10/16/20	131,072
USD	256,823	AUD	370,501	JPMorgan Chase & Co.	10/16/20	(16,479)
COP	33,243,638,583	USD	8,876,806	Morgan Stanley & Co. Inc.	10/16/20	(17,437)

Total						$(1,710,950)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
USD	— United States Dollar

At August 31, 2020, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	$15,000,000	3/31/30	1.158	%*	CPURNSA	*	—	$1,161,994

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$28,813,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	$9,276	$116,023

See Notes to Consolidated Schedule of Investments.

10	Western Asset Inflation-Linked Income Fund 2020 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
	$3,560,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	$2,140	$1,015
	7,110,000	4/7/25	0.802%*	CPURNSA*	45,882	246,143

Total	$39,483,000				$57,298	$363,181

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.34 Index	$12,443,400	6/20/25	5.000% quarterly	$711,402	$(571,875)	$1,283,277
Markit CDX.NA.IG.34 Index	97,760,000	6/20/25	1.000% quarterly	1,612,160	(275,999)	1,888,159

Total	$110,203,400			$2,323,562	$(847,874)	$3,171,436

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2020 Quarterly Report	11

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities and at least 60% of its total managed assets in U.S. Treasury Inflation Protected Securities (“TIPS”). The Fund may also invest up to 40% of its total managed assets in non-U.S. dollar investments. The Fund can invest no more than 10% of its total managed assets in securities rated below investment grade at the time of purchase (or, if unrated, assets of comparable quality as determined by management). If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by

12

Notes to Consolidated Schedule of Investments (unaudited) (continued)

the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

13

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$445,282,184	—	$445,282,184
Corporate Bonds & Notes	—	44,412,580	—	44,412,580
Non-U.S. Treasury Inflation Protected Securities	—	33,508,604	—	33,508,604
Collateralized Mortgage Obligations	—	28,086,992	—	28,086,992
Sovereign Bonds	—	18,026,361	—	18,026,361
Asset-Backed Securities	—	10,738,878	—	10,738,878
U.S. Government & Agency Obligations	—	2,944,364	—	2,944,364
Mortgage-Backed Securities	—	870,715	—	870,715

Total Long-Term Investments	—	583,870,678	—	583,870,678

Short-Term Investments†	$20,729,966	—	—	20,729,966

Total Investments	$20,729,966	$583,870,678	—	$604,600,644

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$5,282,868	—	—	$5,282,868
Forward Foreign Currency Contracts	—	$424,815	—	424,815
OTC Interest Rate Swaps	—	1,161,994	—	1,161,994
Centrally Cleared Interest Rate Swaps	—	363,181	—	363,181
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	3,171,436	—	3,171,436

Total Other Financial Instruments	$5,282,868	$5,121,426	—	$10,404,294

Total	$26,012,834	$588,992,104	—	$615,004,938

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$128,267	—	—	$128,267
Forward Foreign Currency Contracts	—	$2,135,765	—	2,135,765

Total	$128,267	$2,135,765	—	$2,264,032

†	See Consolidated Schedule of Investments for additional detailed categorizations.

15